GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
General And Administrative Expenses
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31
	2023	2022

Professional services	1,899,847	2,575,294
Salaries and related expenses	232,842	297,848
Share based compensation	2,562,259	934,188
Legal expenses	276,336	108,814
Insurance	245,482	473,650
Rent and office maintenance	15,380	50,361
Registration fees	261,622	233,350
Doubtful debt	40,494	-
Depreciation	8,195	8,114
Other expenses	33,386	35,290
General and administrative expense	5,575,843	4,716,909